Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted loss per share:

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2019	2018	2017
Numerator:
Net loss attributable to IGT PLC	(19,025)	(21,350)	(1,068,576)

Denominator:
Weighted-average shares - basic and diluted	204,373	204,083	203,130

Net loss attributable to IGT PLC per common share - basic and diluted	(0.09)	(0.10)	(5.26)